Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	CHURCHILL CAPITAL CORP II
Entity Central Index Key	0001774675
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false